Share Capital - Disclosure of Detail of Share Capital Transactions (Details) - EUR (€)							12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Mar. 11, 2022	May 31, 2021	Apr. 20, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Equity at beginning of period							€ 26,790,000	€ 70,468,000	€ (1,908,000)
Capital increase			€ 1,500				0	0	102,942,000
Subscription of warrants							0	43,000	5,000
Equity at end of period							(27,045,000)	26,790,000	70,468,000
Share Capital
Disclosure of classes of share capital [line items]
Equity at beginning of period			1,044,776				1,044,776.16	1,033,000	672,000
Capital increase			1,500				2,000	12,000	361,000
Equity at end of period			€ 1,046,276				€ 1,046,276	€ 1,044,776.16	€ 1,033,000
Number of shares outstanding at beginning of period (in shares)							34,825,872	34,432,122	22,415,039
Capital increase, net (in shares)							50,000	393,750	12,017,083
Number of shares outstanding at end of period (in shares)							34,875,872	34,825,872	34,432,122
Share Capital | AGA 2018-1
Disclosure of classes of share capital [line items]
Capital increase						€ 1,000
Capital increase, net (in shares)						24,500
Share Capital | AGA 2019-1
Disclosure of classes of share capital [line items]
Capital increase						€ 11,000
Capital increase, net (in shares)						369,250
Share Capital | AGA 2020
Disclosure of classes of share capital [line items]
Capital increase		€ 2,000
Capital increase, net (in shares)		50,000	50,000				50,000
Premiums related to share capital
Disclosure of classes of share capital [line items]
Equity at beginning of period							€ 255,767,000	€ 255,735,000	€ 153,139,000
Capital increase							0		102,591,000
Subscription of warrants				€ 43,000	€ (11,000)		(7,000)	32,000	5,000
Prior period adjustments		€ 2,000
Equity at end of period							€ 255,760,000	€ 255,767,000	€ 255,735,000
Premiums related to share capital | AGA 2018-1
Disclosure of classes of share capital [line items]
Subscription of warrants						€ 0
Premiums related to share capital | AGA 2022
Disclosure of classes of share capital [line items]
Subscription of warrants	€ (9,000)